Quarterly Schedules of
Portfolio Holdings
July 31, 2020
Target Retirement Funds

Institutional Class
Harbor Target Retirement Income Fund	HARAX
Harbor Target Retirement 2020 Fund	HARJX
Harbor Target Retirement 2025 Fund	HARMX
Harbor Target Retirement 2030 Fund	HARPX
Harbor Target Retirement 2035 Fund	HARUX
Harbor Target Retirement 2040 Fund	HARYX
Harbor Target Retirement 2045 Fund	HACCX
Harbor Target Retirement 2050 Fund	HAFFX
Harbor Target Retirement 2055 Fund	HATRX
Harbor Target Retirement 2060 Fund	HATDX

Harbor Target Retirement Income Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—19.9%
Shares		Value
2,622	Harbor Capital Appreciation Fund	$254
47,972	Harbor Diversified International All Cap Fund	492
6,410	Harbor Global Leaders Fund	213
13,735	Harbor International Fund	490
27,334	Harbor International Growth Fund	494
35,741	Harbor Large Cap Value Fund	596
21,845	Harbor Mid Cap Growth Fund	263
23,785	Harbor Mid Cap Value Fund	385
15,872	Harbor Small Cap Growth Fund	232
9,315	Harbor Small Cap Value Fund	284
10,207	Harbor Strategic Growth Fund	253
TOTAL EQUITY FUNDS
(Cost $3,439)		3,956

FIXED INCOME FUNDS—70.1%
Shares		Value
418,007	Harbor Bond Fund	$5,221
463,994	Harbor Core Bond Fund	5,215
215,429	Harbor High-Yield Bond Fund	2,086
144,301	Harbor High-Yield Opportunities Fund	1,394
TOTAL FIXED INCOME FUNDS
(Cost $13,296)		13,916

MONEY MARKET FUND—10.0%
(Cost $1,980)
1,980,354	Harbor Money Market Fund	1,980
TOTAL INVESTMENTS—100.0%
(Cost $18,715)		19,852
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$19,852

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through July 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$4,582	$2,046	$(1,652)	$157	$88	$—	$121
Harbor Capital Appreciation Fund	221	197	(227)	50	13	22	—
Harbor Core Bond Fund	4,581	2,063	(1,718)	169	120	38	102
Harbor Diversified International Fund	438	363	(266)	(9)	(34)	—	11
Harbor Global Leaders Fund	187	157	(147)	(1)	17	12	1
Harbor High-Yield Bond Fund	1,826	806	(508)	1	(39)	—	88
Harbor High-Yield Opportunities Fund	1,217	570	(382)	22	(33)	—	56
Harbor International Fund	438	369	(270)	66	(113)	—	16
Harbor International Growth Fund	439	315	(315)	36	19	—	10
Harbor Large Cap Value Fund	524	521	(467)	9	9	—	6
Harbor Mid Cap Growth Fund	227	247	(241)	62	(32)	52	—
Harbor Mid Cap Value Fund	340	515	(389)	61	(142)	3	10
Harbor Money Market Fund	1,746	837	(603)	—	—	—	13
Harbor Small Cap Growth Fund	204	211	(209)	37	(11)	9	(1)
Harbor Small Cap Value Fund	249	334	(276)	38	(61)	3	1
Harbor Strategic Growth Fund	222	183	(179)	13	14	4	1
Total	$17,441	$9,734	$(7,849)	$711	$(185)	$143	$435

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments..

Harbor Target Retirement 2020 Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—29.4%
Shares		Value
4,646	Harbor Capital Appreciation Fund	$451
86,862	Harbor Diversified International All Cap Fund	890
10,982	Harbor Global Leaders Fund	364
24,823	Harbor International Fund	885
49,563	Harbor International Growth Fund	897
63,322	Harbor Large Cap Value Fund	1,056
40,353	Harbor Mid Cap Growth Fund	486
43,154	Harbor Mid Cap Value Fund	698
29,841	Harbor Small Cap Growth Fund	436
17,243	Harbor Small Cap Value Fund	526
18,228	Harbor Strategic Growth Fund	452
TOTAL EQUITY FUNDS
(Cost $6,150)		7,141

FIXED INCOME FUNDS—63.6%
Shares		Value
439,033	Harbor Bond Fund	$5,484
487,438	Harbor Core Bond Fund	5,479
277,462	Harbor High-Yield Bond Fund	2,686
185,619	Harbor High-Yield Opportunities Fund	1,793
TOTAL FIXED INCOME FUNDS
(Cost $14,742)		15,442

MONEY MARKET FUND—7.0%
(Cost $1,693)
1,693,131	Harbor Money Market Fund	1,693
TOTAL INVESTMENTS—100.0%
(Cost $22,585)		24,276
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$24,276

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through July 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$5,189	$2,052	$(2,011)	$138	$116	$—	$122
Harbor Capital Appreciation Fund	504	252	(416)	79	32	44	—
Harbor Core Bond Fund	5,187	2,056	(2,061)	159	138	38	103
Harbor Diversified International All Cap Fund	1,025	428	(493)	(40)	(30)	—	22
Harbor Global Leaders Fund	400	180	(243)	(18)	45	23	1
Harbor High-Yield Bond Fund	2,729	651	(652)	(1)	(41)	—	112
Harbor High-Yield Opportunities Fund	1,821	442	(462)	23	(31)	—	71
Harbor International Fund	1,030	425	(489)	238	(319)	—	32
Harbor International Growth Fund	1,038	348	(595)	46	60	—	19
Harbor Large Cap Value Fund	1,183	622	(781)	(26)	58	—	10
Harbor Mid Cap Growth Fund	541	324	(430)	88	(37)	106	—
Harbor Mid Cap Value Fund	795	720	(675)	88	(230)	5	20
Harbor Money Market Fund	1,712	562	(581)	—	—	—	11
Harbor Small Cap Growth Fund	495	256	(367)	62	(10)	17	—
Harbor Small Cap Value Fund	592	446	(475)	39	(76)	6	3
Harbor Strategic Growth Fund	502	200	(298)	18	30	7	2
Total	$24,743	$9,964	$(11,029)	$893	$(295)	$246	$528

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2025 Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—40.5%
Shares		Value
5,571	Harbor Capital Appreciation Fund	$540
105,713	Harbor Diversified International All Cap Fund	1,084
12,909	Harbor Global Leaders Fund	428
30,271	Harbor International Fund	1,079
60,054	Harbor International Growth Fund	1,086
76,433	Harbor Large Cap Value Fund	1,275
49,631	Harbor Mid Cap Growth Fund	598
53,353	Harbor Mid Cap Value Fund	863
36,753	Harbor Small Cap Growth Fund	537
21,397	Harbor Small Cap Value Fund	653
21,910	Harbor Strategic Growth Fund	543
TOTAL EQUITY FUNDS
(Cost $7,616)		8,686

FIXED INCOME FUNDS—59.5%
Shares		Value
328,831	Harbor Bond Fund	$4,107
365,178	Harbor Core Bond Fund	4,105
279,928	Harbor High-Yield Bond Fund	2,710
188,308	Harbor High-Yield Opportunities Fund	1,819
TOTAL FIXED INCOME FUNDS
(Cost $12,242)		12,741
TOTAL INVESTMENTS—100.0%
(Cost $19,858)		21,427
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$21,427

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through July 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$3,607	$2,139	$(1,829)	$83	$107	$—	$87
Harbor Capital Appreciation Fund	535	259	(383)	102	27	48	1
Harbor Core Bond Fund	3,607	2,105	(1,829)	99	123	27	74
Harbor Diversified International All Cap Fund	1,082	496	(410)	(50)	(34)	—	24
Harbor Global Leaders Fund	422	198	(225)	(8)	41	25	1
Harbor High-Yield Bond Fund	2,585	890	(729)	31	(67)	—	110
Harbor High-Yield Opportunities Fund	1,722	565	(463)	31	(36)	—	69
Harbor International Fund	1,086	495	(405)	241	(338)	—	36
Harbor International Growth Fund	1,094	409	(538)	73	48	—	21
Harbor Large Cap Value Fund	1,247	681	(688)	8	27	—	12
Harbor Mid Cap Growth Fund	581	373	(420)	111	(47)	118	—
Harbor Mid Cap Value Fund	834	837	(635)	81	(254)	6	22
Harbor Small Cap Growth Fund	528	306	(356)	88	(29)	20	—
Harbor Small Cap Value Fund	628	515	(441)	42	(91)	6	4
Harbor Strategic Growth Fund	534	228	(275)	29	27	8	2
Total	$20,092	$10,496	$(9,626)	$961	$(496)	$258	$463

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2030 Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—48.1%
Shares		Value
11,915	Harbor Capital Appreciation Fund	$1,156
182,852	Harbor Diversified International All Cap Fund	1,874
22,173	Harbor Global Leaders Fund	736
52,355	Harbor International Fund	1,867
104,049	Harbor International Growth Fund	1,882
131,344	Harbor Large Cap Value Fund	2,191
86,250	Harbor Mid Cap Growth Fund	1,039
90,366	Harbor Mid Cap Value Fund	1,461
63,979	Harbor Small Cap Growth Fund	935
36,533	Harbor Small Cap Value Fund	1,114
29,371	Harbor Strategic Growth Fund	728
TOTAL EQUITY FUNDS
(Cost $13,244)		14,983

FIXED INCOME FUNDS—51.9%
Shares		Value
381,591	Harbor Bond Fund	$4,766
423,542	Harbor Core Bond Fund	4,761
410,067	Harbor High-Yield Bond Fund	3,970
274,553	Harbor High-Yield Opportunities Fund	2,652
TOTAL FIXED INCOME FUNDS
(Cost $15,451)		16,149
TOTAL INVESTMENTS—100.0%
(Cost $28,695)		31,132
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$31,132

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through July 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$4,495	$2,076	$(2,035)	$151	$79	$—	$103
Harbor Capital Appreciation Fund	1,236	367	(737)	229	61	107	1
Harbor Core Bond Fund	4,494	2,049	(2,049)	123	144	32	87
Harbor Diversified International All Cap Fund	1,945	552	(480)	(125)	(18)	—	42
Harbor Global Leaders Fund	757	193	(273)	(24)	83	43	1
Harbor High-Yield Bond Fund	3,862	1,284	(1,127)	55	(104)	—	161
Harbor High-Yield Opportunities Fund	2,575	819	(738)	60	(64)	—	102
Harbor International Fund	1,947	552	(467)	239	(404)	—	63
Harbor International Growth Fund	1,969	420	(726)	69	150	—	37
Harbor Large Cap Value Fund	2,246	853	(979)	(105)	176	—	20
Harbor Mid Cap Growth Fund	1,068	497	(647)	170	(49)	209	—
Harbor Mid Cap Value Fund	1,491	1,248	(979)	81	(380)	11	37
Harbor Small Cap Growth Fund	954	432	(562)	159	(48)	34	1
Harbor Small Cap Value Fund	1,142	724	(672)	34	(114)	11	6
Harbor Strategic Growth Fund	697	206	(251)	50	26	10	3
Total	$30,878	$12,272	$(12,722)	$1,166	$(462)	$457	$664

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2035 Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—57.7%
Shares		Value
10,187	Harbor Capital Appreciation Fund	$988
146,097	Harbor Diversified International All Cap Fund	1,498
17,669	Harbor Global Leaders Fund	586
41,814	Harbor International Fund	1,491
83,267	Harbor International Growth Fund	1,506
105,010	Harbor Large Cap Value Fund	1,752
68,931	Harbor Mid Cap Growth Fund	831
73,003	Harbor Mid Cap Value Fund	1,180
51,038	Harbor Small Cap Growth Fund	746
29,428	Harbor Small Cap Value Fund	898
20,434	Harbor Strategic Growth Fund	506
TOTAL EQUITY FUNDS
(Cost $10,753)		11,982

FIXED INCOME FUNDS—42.3%
Shares		Value
201,228	Harbor Bond Fund	$2,513
223,477	Harbor Core Bond Fund	2,512
231,756	Harbor High-Yield Bond Fund	2,243
155,450	Harbor High-Yield Opportunities Fund	1,502
TOTAL FIXED INCOME FUNDS
(Cost $8,403)		8,770
TOTAL INVESTMENTS—100.0%
(Cost $19,156)		20,752
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$20,752

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through July 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$2,310	$1,366	$(1,281)	$48	$70	$—	$54
Harbor Capital Appreciation Fund	989	397	(641)	164	79	87	1
Harbor Core Bond Fund	2,308	1,355	(1,288)	48	89	17	45
Harbor Diversified International All Cap Fund	1,507	417	(316)	(106)	(4)	—	33
Harbor Global Leaders Fund	583	169	(212)	(18)	64	34	1
Harbor High-Yield Bond Fund	2,052	960	(745)	50	(74)	—	88
Harbor High-Yield Opportunities Fund	1,368	619	(485)	41	(41)	—	55
Harbor International Fund	1,507	444	(331)	135	(264)	—	49
Harbor International Growth Fund	1,512	310	(486)	70	100	—	29
Harbor Large Cap Value Fund	1,731	716	(744)	(86)	135	—	16
Harbor Mid Cap Growth Fund	810	445	(520)	115	(19)	163	—
Harbor Mid Cap Value Fund	1,153	976	(716)	47	(280)	8	30
Harbor Small Cap Growth Fund	738	321	(398)	115	(30)	27	—
Harbor Small Cap Value Fund	880	570	(489)	10	(73)	9	4
Harbor Strategic Growth Fund	496	140	(183)	35	18	7	2
Total	$19,944	$9,205	$(8,835)	$668	$(230)	$352	$407

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2040 Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—67.8%
Shares		Value
18,413	Harbor Capital Appreciation Fund	$1,786
259,865	Harbor Diversified International All Cap Fund	2,664
31,911	Harbor Global Leaders Fund	1,059
74,069	Harbor International Fund	2,641
148,798	Harbor International Growth Fund	2,692
187,449	Harbor Large Cap Value Fund	3,127
121,452	Harbor Mid Cap Growth Fund	1,463
128,848	Harbor Mid Cap Value Fund	2,083
90,295	Harbor Small Cap Growth Fund	1,319
51,662	Harbor Small Cap Value Fund	1,576
35,945	Harbor Strategic Growth Fund	891
TOTAL EQUITY FUNDS
(Cost $19,153)		21,301

FIXED INCOME FUNDS—32.2%
Shares		Value
238,392	Harbor Bond Fund	$2,978
264,710	Harbor Core Bond Fund	2,975
259,452	Harbor High-Yield Bond Fund	2,511
172,956	Harbor High-Yield Opportunities Fund	1,671
TOTAL FIXED INCOME FUNDS
(Cost $9,662)		10,135
TOTAL INVESTMENTS—100.0%
(Cost $28,815)		31,436
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$31,436

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through July 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$2,495	$1,823	$(1,476)	$58	$78	$—	$59
Harbor Capital Appreciation Fund	1,641	619	(884)	264	146	140	1
Harbor Core Bond Fund	2,492	1,814	(1,489)	58	100	18	50
Harbor Diversified International All Cap Fund	2,509	692	(348)	(190)	1	—	53
Harbor Global Leaders Fund	973	301	(294)	3	76	54	3
Harbor High-Yield Bond Fund	2,040	1,320	(827)	68	(90)	—	91
Harbor High-Yield Opportunities Fund	1,354	855	(541)	60	(57)	—	57
Harbor International Fund	2,520	723	(382)	61	(281)	—	79
Harbor International Growth Fund	2,539	551	(686)	155	133	—	46
Harbor Large Cap Value Fund	2,889	1,153	(988)	(139)	212	—	26
Harbor Mid Cap Growth Fund	1,344	625	(675)	228	(59)	260	—
Harbor Mid Cap Value Fund	1,939	1,711	(1,176)	39	(430)	13	47
Harbor Small Cap Growth Fund	1,222	494	(531)	184	(50)	43	—
Harbor Small Cap Value Fund	1,459	1,016	(788)	(8)	(103)	14	7
Harbor Strategic Growth Fund	820	218	(234)	75	12	11	4
Total	$28,236	$13,915	$(11,319)	$916	$(312)	$553	$523
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2045 Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—73.2%
Shares		Value
10,775	Harbor Capital Appreciation Fund	$1,045
151,365	Harbor Diversified International All Cap Fund	1,552
18,957	Harbor Global Leaders Fund	629
43,362	Harbor International Fund	1,546
86,176	Harbor International Growth Fund	1,559
110,330	Harbor Large Cap Value Fund	1,840
70,724	Harbor Mid Cap Growth Fund	852
75,515	Harbor Mid Cap Value Fund	1,221
52,148	Harbor Small Cap Growth Fund	762
30,310	Harbor Small Cap Value Fund	925
21,062	Harbor Strategic Growth Fund	522
TOTAL EQUITY FUNDS
(Cost $11,328)		12,453

FIXED INCOME FUNDS—26.8%
Shares		Value
134,613	Harbor Bond Fund	$1,681
88,220	Harbor Core Bond Fund	992
117,176	Harbor High-Yield Bond Fund	1,134
78,050	Harbor High-Yield Opportunities Fund	754
TOTAL FIXED INCOME FUNDS
(Cost $4,341)		4,561
TOTAL INVESTMENTS—100.0%
(Cost $15,669)		17,014
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$17,014

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through July 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$1,512	$1,028	$(934)	$26	$49	$—	$35
Harbor Capital Appreciation Fund	928	332	(455)	191	49	81	1
Harbor Core Bond Fund	756	726	(542)	16	36	6	15
Harbor Diversified International All Cap Fund	1,399	402	(155)	(95)	1	—	31
Harbor Global Leaders Fund	560	163	(144)	10	40	32	2
Harbor High-Yield Bond Fund	956	609	(427)	37	(41)	—	42
Harbor High-Yield Opportunities Fund	633	393	(277)	31	(26)	—	26
Harbor International Fund	1,404	410	(154)	5	(119)	—	45
Harbor International Growth Fund	1,415	267	(296)	120	53	—	27
Harbor Large Cap Value Fund	1,631	625	(479)	(15)	78	—	15
Harbor Mid Cap Growth Fund	746	337	(333)	147	(45)	148	—
Harbor Mid Cap Value Fund	1,082	925	(585)	49	(250)	8	27
Harbor Small Cap Growth Fund	675	253	(250)	125	(41)	24	—
Harbor Small Cap Value Fund	810	537	(369)	49	(102)	8	4
Harbor Strategic Growth Fund	463	115	(111)	48	7	7	2
Total	$14,970	$7,122	$(5,511)	$744	$(311)	$314	$272

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2050 Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—82.0%
Shares		Value
19,567	Harbor Capital Appreciation Fund	$1,898
274,957	Harbor Diversified International All Cap Fund	2,818
34,771	Harbor Global Leaders Fund	1,154
78,661	Harbor International Fund	2,805
156,440	Harbor International Growth Fund	2,830
201,150	Harbor Large Cap Value Fund	3,355
127,969	Harbor Mid Cap Growth Fund	1,542
138,239	Harbor Mid Cap Value Fund	2,236
94,126	Harbor Small Cap Growth Fund	1,375
55,042	Harbor Small Cap Value Fund	1,679
38,379	Harbor Strategic Growth Fund	951
TOTAL EQUITY FUNDS
(Cost $20,376)		22,643

FIXED INCOME FUNDS—18.0%
Shares		Value
147,665	Harbor Bond Fund	$1,844
81,958	Harbor Core Bond Fund	921
228,366	Harbor High-Yield Opportunities Fund	2,206
TOTAL FIXED INCOME FUNDS
(Cost $4,717)		4,971
TOTAL INVESTMENTS—100.0%
(Cost $25,093)		27,614
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$27,614

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through July 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$1,497	$1,381	$(1,118)	$31	$53	$—	$37
Harbor Capital Appreciation Fund	1,809	528	(876)	266	171	157	1
Harbor Core Bond Fund	748	687	(564)	12	38	5	16
Harbor Diversified International All Cap Fund	2,724	569	(270)	(201)	(4)	—	59
Harbor Global Leaders Fund	1,102	233	(267)	20	66	63	2
Harbor High-Yield Opportunities Fund	1,827	1,242	(862)	99	(100)	—	77
Harbor International Fund	2,728	613	(295)	(18)	(223)	—	88
Harbor International Growth Fund	2,738	396	(610)	190	116	—	52
Harbor Large Cap Value Fund	3,186	875	(790)	(93)	177	—	29
Harbor Mid Cap Growth Fund	1,443	542	(607)	176	(12)	285	—
Harbor Mid Cap Value Fund	2,107	1,520	(968)	(28)	(395)	15	52
Harbor Small Cap Growth Fund	1,306	376	(447)	151	(11)	47	—
Harbor Small Cap Value Fund	1,573	871	(643)	(81)	(41)	15	8
Harbor Strategic Growth Fund	904	154	(202)	84	11	13	4
Total	$25,692	$9,987	$(8,519)	$608	$(154)	$600	$425

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2055 Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—91.2%
Shares		Value
6,356	Harbor Capital Appreciation Fund	$617
88,349	Harbor Diversified International All Cap Fund	906
11,314	Harbor Global Leaders Fund	375
25,338	Harbor International Fund	904
50,271	Harbor International Growth Fund	909
64,615	Harbor Large Cap Value Fund	1,078
40,736	Harbor Mid Cap Growth Fund	491
43,788	Harbor Mid Cap Value Fund	708
29,811	Harbor Small Cap Growth Fund	435
17,360	Harbor Small Cap Value Fund	529
12,333	Harbor Strategic Growth Fund	306
TOTAL EQUITY FUNDS
(Cost $6,715)		7,258

FIXED INCOME FUNDS—8.8%
Shares		Value
30,782	Harbor Bond Fund	$385
32,748	Harbor High-Yield Opportunities Fund	316
TOTAL FIXED INCOME FUNDS
(Cost $671)		701
TOTAL INVESTMENTS—100.0%
(Cost $7,386)		7,959
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$7,959

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through July 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$239	$349	$(220)	$6	$11	$—	$6
Harbor Capital Appreciation Fund	483	235	(236)	122	13	43	—
Harbor Diversified International All Cap Fund	724	327	(94)	(47)	(4)	—	16
Harbor Global Leaders Fund	299	114	(67)	14	15	17	1
Harbor High-Yield Opportunities Fund	194	248	(129)	12	(9)	—	10
Harbor International Fund	724	342	(99)	38	(101)	—	24
Harbor International Growth Fund	730	256	(175)	81	17	—	14
Harbor Large Cap Value Fund	851	371	(176)	15	17	—	9
Harbor Mid Cap Growth Fund	382	200	(148)	83	(26)	78	—
Harbor Mid Cap Value Fund	557	525	(260)	(1)	(113)	4	14
Harbor Small Cap Growth Fund	343	141	(93)	62	(18)	13	—
Harbor Small Cap Value Fund	415	307	(164)	20	(49)	4	2
Harbor Strategic Growth Fund	242	83	(49)	27	3	4	1
Total	$6,183	$3,498	$(1,910)	$432	$(244)	$163	$97

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2060 Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—92.9%
Shares		Value
367	Harbor Capital Appreciation Fund	$36
5,154	Harbor Diversified International All Cap Fund	53
658	Harbor Global Leaders Fund	22
1,480	Harbor International Fund	53
2,922	Harbor International Growth Fund	53
3,748	Harbor Large Cap Value Fund	62
2,348	Harbor Mid Cap Growth Fund	28
2,536	Harbor Mid Cap Value Fund	41
1,723	Harbor Small Cap Growth Fund	25
999	Harbor Small Cap Value Fund	30
713	Harbor Strategic Growth Fund	18
TOTAL EQUITY FUNDS
(Cost $374)		421

FIXED INCOME FUNDS—7.1%
Shares		Value
1,395	Harbor Bond Fund	$18
1,476	Harbor High-Yield Opportunities Fund	14
TOTAL FIXED INCOME FUNDS
(Cost $30)		32
TOTAL INVESTMENTS—100.0%
(Cost $404)		453
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$453

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 (inception) through July 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Investment Income from Affiliated Funds (000s)
						Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$—	$25	$(8)	$1	$—	$—	$—
Harbor Capital Appreciation Fund	—	43	(14)	7	—	1	—
Harbor Diversified International All Cap Fund	—	68	(17)	4	(2)	—	—
Harbor Global Leaders Fund	—	27	(8)	3	—	—	—
Harbor High-Yield Opportunities Fund	—	20	(7)	1	—	—	—
Harbor International Fund	—	69	(17)	3	(2)	—	—
Harbor International Growth Fund	—	66	(20)	8	(1)	—	—
Harbor Large Cap Value Fund	—	79	(21)	5	(1)	—	—
Harbor Mid Cap Growth Fund	—	34	(11)	6	(1)	1	1
Harbor Mid Cap Value Fund	—	56	(15)	3	(3)	—	—
Harbor Small Cap Growth Fund	—	31	(8)	3	(1)	—	—
Harbor Small Cap Value Fund	—	39	(10)	3	(2)	—	—
Harbor Strategic Growth Fund	—	22	(6)	2	—	—	—
Total	$—	$579	$(162)	$49	$(13)	$2	$1

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement Funds
Notes to Portfolios of Investments—July 31, 2020 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2020, the Trust consists of 37 separate portfolios. The portfolios covered by this report are: Harbor Target Retirement Income Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund, Harbor Target Retirement 2055 Fund, and Harbor Target Retirement 2060 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or “Target Retirement Funds”).  The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”).  Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser for the Funds and the Underlying Funds.  The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.
Note 2—Significant Accounting Policies
Security Valuation
The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable. At July 31, 2020, all investments held by each Fund (as disclosed in the Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2020 or October 31, 2019. For Harbor Target Retirement 2060 Fund, there were no Level 3 investments at July 31, 2020 or November 1, 2019 (inception).
Description of the Underlying Funds
In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the Target Retirement Funds’ prospectus and statement of additional information, as well as the prospectus of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

[THIS PAGE INTENTIONALLY LEFT BLANK]

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Douglas J. Skinner
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.TR.0120